FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES, Financial liability measured at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through profit or loss	$ 3,889	$ 751
Financial liabilities at fair value through Comprehensive income	518	0
Financial liabilities, fair value	4,407	751
Reclassification to profit and loss	(518)	0	$ 0
Transfer between level 2 to level 3	0
Transfer between level 3 to level 2	0
Warrant Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through profit or loss	3,889	751
Warrant Liabilities [Member] | Level 3 [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through profit or loss	3,889	751
Cash Flow Hedge [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through Comprehensive income	518	0
Reclassification to profit and loss	0
Cash Flow Hedge [Member] | Level 2 [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities at fair value through Comprehensive income	$ 518	$ 0